Related Party Transactions and Balances	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Related Party Transactions and Balances [Text Block]
7.	Related Party Transactions and Balances

Related Party Balances

At October 31, 2015, included in accounts payable and accrued liabilities is $24,186 (January 31, 2015: $17,060) owing to a director and officer of the Company for reimbursable expenses, an officer of the Company for an accrued management bonus and a former director and officer of the Company for an accrued management bonus. These amounts are unsecured, non-interest bearing with no specific terms of repayment.

At October 31, 2015, an amount of $953,779 (January 31, 2015: $978,779) in principal amounts of convertible notes payable and $22,420 in accrued interest payable (January 31, 2015: $8,247), was owing to directors and officers of the Company. Included in convertible notes payable at October 31, 2015 is an amount of $7,063 (January 31, 2015: $791) in respect of these amounts owing, after applicable unamortized debt discounts.

Related party transactions

During the three and nine months ended October 31, 2015, included in general and administrative expenses is $1,612,952 and $4,017,737, respectively (2014: $1,872,467 and $1,975,515, respectively) in respect of share based compensation expense for the vesting of stock options granted to directors and officers of the Company, and $71,646 and $230,728, respectively (2014: $43,500 and $89,000, respectively) in respect of marketing fees paid to a firm of which a direct family member of a director and officer of the Company is a principal.

Pursuant to a board agreement dated September 24, 2013, the Company agreed to issue 1,875 shares of common stock every three months over the term of the one year contract in connection with the appointment of a director of the Company, for an aggregate of 7,500 common shares over the term. During the three and nine months ended October 31, 2015, the Company recorded directors fees of $Nil (2014: $43,500 and $157,300, respectively) in respect of common shares earned under this agreement. The fair values per share were determined with reference to the quoted market price of the Company’s shares on the date these shares were committed to be issued.

Effective June 10, 2014, the Company entered into an employment agreement with the Chief Executive Officer and Director (the “CEO”) of the Company for a term of three years whereby (a) the CEO shall be entitled to a base salary of $400,000 per year, provided the CEO will forgo the first twelve months of the base salary and only receive minimum wage during that period; (b) the CEO received a sign-on stock option grant to purchase 1,428,750 shares of common stock of the Company, equal to 20% of the issued and outstanding shares of common stock of the Company on a fully-diluted basis, (the “CEO Options”), with each option exercisable at $5.12 per share and vesting in equal monthly instalments over a period of three years from the date of grant; and (c) the CEO will be eligible to receive an annual cash bonus for each whole or partial year during the employment term payable based on the achievement of one or more performance goals established annually by the Company’s board of directors. In connection with this employment agreement, the Company issued 2,500 common shares to a consultant of the Company. The fair value of $4.80 per share was determined with reference to the quoted market price of the Company’s shares on the date these shares were committed to be issued. At October 31, 2015, an amount of $203,702 (January 31, 2015: $170,369) is included in deferred compensation, relating to the amortization of total base salary compensation due under this employment agreement, which is being amortized on a straight line basis over the term of the employment agreement. On June 10, 2015, the CEO became eligible to receive her full base salary pursuant to the terms of her employment agreement, however, such base salary has not yet been paid as of October 31, 2015. The Company accrued base salary compensation payable of $166,665 during the nine months ended October 31, 2015, and the CEO has agreed to allow the Company to defer payment of such amounts until such time as the Company closes a currently contemplated underwritten public offering of its common stock. Such deferred and unpaid base salary will accrue interest at a rate of 3% per annum. Upon closing of the currently contemplated underwritten public offering, the Company has agreed to issue the CEO shares of its common stock with a fair market value equal to, and in lieu of, the cash amount owing for all deferred and unpaid base salary, plus interest up to the date of settlement. Following the date of settlement, the CEO will receive her base salary compensation in cash pursuant to the original terms of her employment agreement.

Effective June 9, 2014, the Company entered into an employment agreement with the Chief Financial Officer (the “CFO”) of the Company for a term of four years whereby (a) the CFO shall be entitled to a base salary of $200,000 per year; and (b) the CFO received a sign-on stock option grant to purchase 70,000 shares of common stock of the Company (the “CFO Options”), with each option exercisable at $5.12 per share and vesting annually over a period of four years from the date of grant.

Effective June 23, 2014, the Company entered into an employment agreement with an officer (the “Officer”) of the Company for a term of four years whereby (a) the Officer shall be entitled to a base salary of $175,000 per year; and (b) the Officer received a sign-on stock option grant to purchase 92,500 shares of common stock of the Company (the “Officer Options”), with each option exercisable at $5.12 per share and vesting annually over a period of four years from the date of grant.

7.        Related Party Transactions and Balances Related Party Balances

At January 31, 2015, included in advances receivable is an amount of $Nil (2014: $50,000) paid to a director of the Company as an advance for expenses to be incurred on behalf of the Company in the January, 2015 fiscal year.

At January 31, 2015, included in accounts payable and accrued liabilities is $17,060 (2014: $24,682) owing to directors and officers of the Company for reimbursable expenses and accrued management bonuses. These amounts are unsecured, non-interest bearing with no specific terms of repayment.

At January 31, 2015, an amount of $978,779 (2014: $Nil) in principal amounts of convertible notes payable and $8,247 in accrued interest payable, was owing to directors and officers of the Company. Included in convertible notes payable at January 31, 2015 is an amount of $791 (2014: $Nil) in respect of these amounts owing, after applicable unamortized debt discounts.

Related Party Transactions

During the year ended January 31, 2015, included in general and administrative expenses is $58,400 (2014: $112,700) in respect of directors fees and investor relations fees, $3,147,400 (2014: $267,918) in respect of share based compensation expense for the vesting of stock options granted to directors and officers of the Company, and $132,500 (2014: $Nil) in respect of marketing fees paid to a firm of which a direct family member of a director and officer of the Company is a principal.

Pursuant to a board agreement dated September 24, 2013, the Company agreed to issue 1,875 shares of common stock every three months over the term of the one year contract in connection with the appointment of a director of the Company, for an aggregate of 7,500 common shares over the term. During the year ended January 31, 2015, the Company recorded directors fees of $24,900 (2014: $25,500) in respect of common shares earned under this agreement. The fair values per share were determined with reference to the quoted market price of the Company’s shares on the date these shares were committed to be issued.

Effective June 10, 2014, the Company entered into an employment agreement with the Chief Executive Officer and Director (the “CEO”) of the Company for a term of three years whereby (a) the CEO shall be entitled to a base salary of $400,000 per year, provided the CEO will forgo the first twelve months of the base salary and only receive minimum wage during that period; (b) the CEO received a sign-on stock option grant to purchase 1,428,750 shares of common stock of the Company, equal to 20% of the issued and outstanding shares of common stock of the Company on a fully-diluted basis, (the “CEO Options”), with each option exercisable at $5.12 per share and vesting in equal monthly instalments over a period of three years from the date of grant; and (c) the CEO will be eligible to receive an annual cash bonus for each whole or partial year during the employment term payable based on the achievement of one or more performance goals established annually by the Company’s board of directors. In connection with this employment agreement, the Company has agreed to issue 2,500 common shares to a consultant of the Company. An amount of $15,000 is included in common stock to be issued at January 31, 2015. The fair value of $6.00 per share was determined with reference to the quoted market price of the Company’s shares on the date these shares were committed to be issued. At January 31, 2015, an amount of $170,369 (2014: $Nil) in deferred compensation related to the amortization of total base salary compensation due under this employment agreement, which is being amortized on a straight line basis over the term of the employment agreement. During the year ended January 31, 2015, the CEO received minimum wages compensation of $10,400 (2014: $Nil) under the terms of this employment agreement.

Effective June 9, 2014, the Company entered into an employment agreement with the Chief Financial Officer (the “CFO”) of the Company for a term of four years whereby (a) the CFO shall be entitled to a base salary of $200,000 per year; and (b) the CFO received a sign-on stock option grant to purchase 70,000 shares of common stock of the Company (the “CFO Options”), with each option exercisable at $5.12 per share and vesting annually over a period of four years from the date of grant.

On June 6, 2014, the Company’s board of directors granted options to purchase an aggregate of 108,000 of our common shares to two directors of the Company (the “Director Options”). The options are exercisable at $5.12 per share and are vesting annually over a period of four years from the date of grant, commencing on the first anniversary of the grant date.

Effective June 23, 2014, the Company entered into an employment agreement with an officer (the “Officer”) of the Company for a term of four years whereby (a) the Officer shall be entitled to a base salary of $175,000 per year; and (b) the Officer received a sign-on stock option grant to purchase 92,500 shares of common stock of the Company (the “Officer Options”), with each option exercisable at $5.12 per share and vesting annually over a period of four years from the date of grant.